Transamerica LandmarkSM Variable Annuity	Transamerica FreedomSM Variable Annuity
Transamerica ExtraSM Variable Annuity

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VA B

Supplement dated December 16, 2022

to the

Prospectuses dated May 1, 2022

The Appendix - Portfolio Companies Available Under the Policy is hereby revised to reflect the following Underlying Fund Portfolio information.

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser	Current Expenses	Platform Charges	Current Expenses Plus Platform Charges	Average Annual Total Return (as of 12/31/21
					1 year	5 years	10 years
Investment Objective: Seeks income and capital growth consistent with reasonable risk.	Fidelity ® VIP Balanced Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.71%	0.30%	1.01%	17.99%	14.69%	12.37%
Investment Objective: Seeks long-term capital appreciation.	Fidelity ® VIP Contrafund ® Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.85%	-	0.85%	27.51%	19.87%	16.35%
Investment Objective: Seeks long-term growth of capital.	Fidelity ® VIP Mid Cap Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.86%	-	0.86%	25.31%	13.32%	13.00%
Investment Objective: Seeks capital appreciation.	Fidelity ® VIP Value Strategies Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.88%	-	0.88%	33.34%	13.67%	13.47%
Investment Objective: Seeks long-term capital appreciation and capital preservation.	Transamerica BlackRock iShares Edge 40 VP - Service Class Sub-Advised by: BlackRock Investment Management, LLC	0.69%	-	0.69%	5.78%	6.88%	5.37%

This Supplement must be accompanied or preceded by the applicable Prospectuses.

Please read this Supplement carefully and retain it for future reference.

Investment Objective: Seeks capital appreciation and current income.	Transamerica JPMorgan Asset Allocation – Moderate Growth VP - Service Class Sub-Advised by: J.P. Morgan Investment Management Inc.	1.09%	-	1.09%	13.70%	11.58%	9.20%
Investment Objective: Seeks high total return.	Transamerica Morgan Stanley Global Allocation VP - Service Class Sub-Advised by: Morgan Stanley Investment Management Inc.	1.13%	-	1.13%	8.18%	9.60%	7.66%
Investment Objective: Seeks to provide capital appreciation and income while seeking to manage volatility.	Transamerica Morgan Stanley Global Allocation Managed Risk – Balanced VP - Service Class Sub-Advised by: Milliman Financial Risk Management LLC	1.30%	-	1.30%	7.18%	6.32%	3.83%

The Closed Investment Option Appendix is hereby revised to reflect the following Underlying Portfolio information.

Investment Objective	Underlying Fund Portfolios and Adviser/Sub-adviser	Current Expenses	Average Annual Total Return (as of 12/31/21
			1 year	5 years	10 years
Investment Objective: Seeks reasonable income and will also consider the potential for capital appreciation. The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Fidelity ® VIP Equity- Income Portfolio -Service Class 2 Advised by: Fidelity Management & Research Company	0.76%	24.60%	11.68%	12.26%
Investment Objective: Seeks long-term growth of capital.	Fidelity ® VIP Growth Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.85%	22.90%	25.98%	19.40%
Investment Objective: Seeks to provide capital growth.	Fidelity ® VIP Growth Opportunities Portfolio - Service Class 2 Advised by: Fidelity Management & Research Company	0.88%	11.68%	31.77%	22.64%

This Supplement must be accompanied or preceded by the applicable Prospectuses.

Please read this Supplement carefully and retain it for future reference.

Investment Objective: Seeks total return.	MFS® Total Return Series - Service Class Advised by: MFS® Investment Management	0.94%	13.84%	9.57%	9.31%

This Supplement updates certain information in the above referenced Prospectuses (“the Prospectuses”). Except as indicated in this Supplement, all other information included in the Prospectuses remains unchanged. We will send you another copy of the applicable Prospectus or any supplement without charge upon request. Please contact our Administrative Office referenced in the Prospectus.

This Supplement must be accompanied or preceded by the applicable Prospectuses.

Please read this Supplement carefully and retain it for future reference.